Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	May 15, 2018 USD ($)
Disclosure of summary of significant accounting policies [line items]
Description of hedging relationship considered highly effective	A hedging relationship is considered highly effective if the results of the hedging instrument are within a ratio of 80% to 125% of the results of the hedged item.
Impairment of available-for-sale equity instruments, significant or prolonged decline, description	Significant or prolonged decline is defined as an unrealized loss position for generally more than six months or a fair value of less than 80% of the cost price of the investment.
Threshold period for investment in equity securities in a continuous decline in value to be considered	More than six months
Threshold percentage by which investments in equity securities have declined in value to be considered	80.00%
Gain or loss is recognized in on purchase, sale, issue or cancellation of instruments	€ 0
Non-cumulative subordinated notes [member]
Disclosure of summary of significant accounting policies [line items]
Principal amount | $		$ 525		$ 525
IFRS 16 [member]
Disclosure of summary of significant accounting policies [line items]
Right-of-use assets			€ 248,000,000
Lease liabilities			299,000,000
Impact on shareholders' equity expected	€ (51,000,000)
IFRS 16 [member] | Properties [member]
Disclosure of summary of significant accounting policies [line items]
Right-of-use assets			216,000,000
IFRS 16 [member] | Equipment [member]
Disclosure of summary of significant accounting policies [line items]
Right-of-use assets			€ 32,000,000